Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventories [Abstract]
Inventories	6. Inventories
	September 30, 2012	December 31, 2011

Raw materials	$1,362,633	$1,040,582
Work-in-progress	140,220	135,533
Finished goods	17,279,430	13,006,937

	$18,782,283	$14,183,052

9.	Inventories

	As of December 31,
	2011	2010

Raw materials	$1,040,582	$860,993
Work-in-progress	135,533	160,730
Finished goods	13,006,937	9,755,154

	$14,183,052	$10,776,877